Net interest income	12 Months Ended
Sep. 30, 2018
Net interest income
Net interest income

Note 3. Net interest income

Accounting policy

Interest income and expense for all interest earning financial assets and interest bearing financial liabilities, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Interest income
Cash and balances with central banks	325	241	260	300	216
Receivables due from other financial institutions	108	110	100	102	85
Net ineffectiveness on qualifying hedges	(18)	(22)	12	(22)	(13)
Trading securities and financial assets designated at fair value	542	558	645	499	505
Available-for-sale securities	1,914	1,795	1,808	1,743	1,613
Loans	29,621	28,504	28,953	25,801	24,577
Regulatory deposits with central banks overseas	23	17	13	23	17
Due from subsidiaries	-	-	-	4,328	3,838
Other interest income	56	29	31	56	27

Total interest income	32,571	31,232	31,822	32,830	30,865

Interest expense
Payables due to other financial institutions	(319)	(279)	(345)	(314)	(278)
Deposits and other borrowings	(9,021)	(8,868)	(9,369)	(7,817)	(7,680)
Trading liabilities	(959)	(2,065)	(2,520)	(754)	(1,646)
Debt issues	(4,480)	(3,585)	(3,737)	(3,958)	(3,034)
Due to subsidiaries	-	-	-	(4,851)	(4,211)
Loan capital	(774)	(693)	(589)	(774)	(693)
Bank levy	(378)	(95)	-	(378)	(95)
Other interest expense	(135)	(131)	(114)	(131)	(128)

Total interest expense	(16,066)	(15,716)	(16,674)	(18,977)	(17,765)

Net interest income	16,505	15,516	15,148	13,853	13,100

Of the amounts noted in total interest income and total interest expense, the amounts related to financial instruments not measured at fair value through income statement were as follows:

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Interest income	31,934	30,555	30,941	32,240	30,232
Interest expense	14,070	12,673	13,101	17,217	15,205